Parent only financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	¥ (46,630)	$ (6,962)	¥ (57,764)
Cash flows from investing activities:
Investment in short-term investments	(262,896)	(39,249)	(71,139)
Net cash used in investing activities	(155,759)	(23,254)	16,859
Cash flows Provided by financing activities:
Net cash provided by financing activities	(49,510)	(7,392)	(152,686)
Effect of exchange rate changes on cash and cash equivalents	9,601	1,434	(4,182)
Net decrease in cash and cash equivalents	(242,298)	(36,174)	(197,773)
Cash, cash equivalents and restricted cash at the beginning of the period	516,238	77,072	936,030
Cash, cash equivalents and restricted cash at the end of the period	273,940	$ 40,898	738,257
Reportable Legal Entities | Parent Company
Condensed Financial Statements, Captions [Line Items]
Net cash provided by operating activities	2,155		1,155
Cash flows from investing activities:
Investments in and amounts due from subsidiaries, the VIE and VIE's subsidiaries			(56,432)
Investment in short-term investments	(162,180)
Proceeds from redemption of short-term investments	18,153
Net cash used in investing activities	(144,027)		(56,432)
Cash flows Provided by financing activities:
Effect of exchange rate changes on cash and cash equivalents	9,159		(3,915)
Net decrease in cash and cash equivalents	(132,713)		(59,192)
Cash, cash equivalents and restricted cash at the beginning of the period	162,974		309,566
Cash, cash equivalents and restricted cash at the end of the period	¥ 30,261		¥ 250,374